AL FRANK FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2025

Shares		Fair Value
	COMMON STOCKS — 96.2%
	COMMUNICATION SERVICES — 7.3%
	CABLE & SATELLITE - 0.9%
20,000	Comcast Corporation, Class A	$ 628,400

	ENTERTAINMENT CONTENT - 1.4%
9,000	Walt Disney Company (The)	1,030,500

	INTERNET MEDIA & SERVICES - 4.3%
7,000	Alphabet, Inc., Class C	1,704,850
1,825	Meta Platforms, Inc., Class A	1,340,243
		3,045,093
	TELECOMMUNICATIONS - 0.7%
11,000	Verizon Communications, Inc.	483,450

	TOTAL COMMUNICATION SERVICES (Cost $1,629,504)	5,187,443

	CONSUMER DISCRETIONARY — 4.2%
	AUTOMOTIVE - 1.9%
22,500	General Motors Company	1,371,825

	HOME & OFFICE PRODUCTS - 0.8%
7,000	Whirlpool Corporation	550,200

	HOME CONSTRUCTION - 0.5%
5,500	Meritage Homes Corporation	398,365

	RETAIL - DISCRETIONARY - 1.0%
3,500	Abercrombie & Fitch Company, Class A(a)	299,425
24,000	American Eagle Outfitters, Inc.	410,640
		710,065

	TOTAL CONSUMER DISCRETIONARY (Cost $2,049,334)	3,030,455

AL FRANK FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
September 30, 2025

Shares		Fair Value
	CONSUMER STAPLES — 3.8% (Continued)
	FOOD - 0.7%
9,650	Tyson Foods, Inc., Class A	$ 523,995

	RETAIL - CONSUMER STAPLES - 2.2%
5,000	Target Corporation	448,500
11,000	Walmart, Inc.	1,133,660
		1,582,160
	WHOLESALE - CONSUMER STAPLES - 0.9%
10,750	Archer-Daniels-Midland Company	642,205

	TOTAL CONSUMER STAPLES (Cost $892,070)	2,748,360

	ENERGY — 4.8%
	OIL & GAS PRODUCERS - 4.8%
11,500	EOG Resources, Inc.	1,289,380
11,000	Exxon Mobil Corporation	1,240,250
16,000	TotalEnergies S.E. - ADR	955,040
	TOTAL ENERGY (Cost $2,210,935)	3,484,670

	FINANCIALS — 19.2%
	BANKING - 10.2%
28,000	Bank of America Corporation	1,444,520
32,000	Fifth Third Bancorp	1,425,600
7,000	JPMorgan Chase & Company	2,208,010
6,000	PNC Financial Services Group, Inc. (The)	1,205,580
22,000	Truist Financial Corporation	1,005,840
		7,289,550
	INSTITUTIONAL FINANCIAL SERVICES - 2.6%
2,325	Goldman Sachs Group, Inc. (The)	1,851,514

	INSURANCE - 3.4%
15,500	MetLife, Inc.	1,276,735

AL FRANK FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Shares		Fair Value
	FINANCIALS — 19.2% (Continued)
	INSURANCE - 3.4% (Continued)
11,500	Prudential Financial, Inc.	$ 1,193,010
		2,469,745
	SPECIALTY FINANCE - 2.4%
8,000	Capital One Financial Corporation	1,700,640

	TECHNOLOGY SERVICES - 0.6%
6,500	PayPal Holdings, Inc.(a)	435,890

	TOTAL FINANCIALS (Cost $4,346,760)	13,747,339

	HEALTH CARE — 10.9%
	BIOTECH & PHARMA - 5.3%
3,000	Amgen, Inc.	846,600
18,495	Bristol-Myers Squibb Company	834,125
5,600	Johnson & Johnson	1,038,352
7,000	Merck & Company, Inc.	587,510
20,000	Pfizer, Inc.	509,600
		3,816,187
	HEALTH CARE FACILITIES & SERVICES - 2.5%
6,000	Cardinal Health, Inc.	941,760
11,000	CVS Health Corporation	829,290
1	Encompass Health Corporation	127
		1,771,177
	MEDICAL EQUIPMENT & DEVICES - 3.1%
7,750	Abbott Laboratories	1,038,035
7,000	Medtronic PLC	666,680
5,000	Zimmer Biomet Holdings, Inc.	492,500
		2,197,215

	TOTAL HEALTH CARE (Cost $5,138,209)	7,784,579

AL FRANK FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Shares		Fair Value
	INDUSTRIALS — 12.6% (Continued)
	AEROSPACE & DEFENSE - 1.6%
2,300	Lockheed Martin Corporation, Class B	$ 1,148,183

	COMMERCIAL SUPPORT SERVICES - 0.6%
12,000	ManpowerGroup, Inc.	454,800

	DIVERSIFIED INDUSTRIALS - 1.8%
3,500	Eaton Corporation PLC	1,309,875

	MACHINERY - 2.7%
2,700	Caterpillar, Inc.	1,288,305
1,452	Deere & Company	663,942
		1,952,247
	RENEWABLE ENERGY - 1.0%
6,500	EnerSys	734,240

	TRANSPORTATION & LOGISTICS - 2.8%
3,000	FedEx Corporation	707,430
4,250	Norfolk Southern Corporation	1,276,742
		1,984,172
	TRANSPORTATION EQUIPMENT - 2.1%
3,500	Cummins, Inc.	1,478,295

	TOTAL INDUSTRIALS (Cost $3,386,573)	9,061,812

	INFORMATION TECHNOLOGY — 25.6%
	SEMICONDUCTORS - 6.3%
47,480	Cohu, Inc.(a)	965,268
27,515	Intel Corporation(a)	923,128
12,000	Lam Research Corporation	1,606,800
6,000	QUALCOMM, Inc.	998,160
		4,493,356
	SOFTWARE - 5.1%
30,000	Gen Digital, Inc.	851,700

AL FRANK FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Shares		Fair Value
	INFORMATION TECHNOLOGY — 25.6% (Continued)
	SOFTWARE - 5.1% (Continued)
3,250	Microsoft Corporation	$ 1,683,338
4,000	Oracle Corporation	1,124,960
		3,659,998
	TECHNOLOGY HARDWARE - 12.0%
7,100	Apple, Inc.	1,807,873
15,500	Benchmark Electronics, Inc.	597,525
18,000	Cisco Systems, Inc.	1,231,560
23,000	Corning, Inc.	1,886,690
10,000	NetApp, Inc.	1,184,600
8,000	Seagate Technology Holdings PLC	1,888,480
		8,596,728
	TECHNOLOGY SERVICES - 2.2%
5,500	International Business Machines Corporation	1,551,880

	TOTAL INFORMATION TECHNOLOGY (Cost $4,575,928)	18,301,962

	MATERIALS — 4.3%
	CHEMICALS - 1.8%
4,800	Albemarle Corporation	389,184
10,000	Celanese Corporation	420,800
13,000	Mosaic Company (The)	450,840
		1,260,824
	CONTAINERS & PACKAGING - 1.3%
20,500	International Paper Company	951,200

	METALS & MINING - 1.2%
10,000	Newmont Corporation	843,100

	TOTAL MATERIALS (Cost $2,229,645)	3,055,124

AL FRANK FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Shares		Fair Value
	REAL ESTATE — 3.4% (Continued)
	DATA CENTER REIT - 1.4%
5,500	Digital Realty Trust, Inc.	$ 950,840

	OFFICE REIT - 0.8%
7,000	Alexandria Real Estate Equities, Inc.	583,380

	RETAIL REIT - 1.2%
40,000	Kimco Realty Corporation	874,000

	TOTAL REAL ESTATE (Cost $1,694,962)	2,408,220

	TOTAL COMMON STOCKS (Cost $28,153,920)	68,809,964

	SHORT-TERM INVESTMENTS — 3.8%
	MONEY MARKET FUNDS - 3.8%
2,733,416	Fidelity Government Portfolio, Class I, 4.04% (Cost $2,733,416)(b)	2,733,416

	TOTAL INVESTMENTS - 100.0% (Cost $30,887,336)	$ 71,543,380
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.0%(c)	6,791
	NET ASSETS - 100.0%	$ 71,550,171

ADR	- American Depositary Receipt
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust

(a)	- Non-income producing security
(b)	- Rate disclosed is the seven day effective yield as of September 30, 2025.
(c)	- Amount represents less than 0.05%.